Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities	12 Months Ended
Jun. 30, 2024
Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities [Abstract]
Reconciliation of loss before income tax to net cash used in operating activities

Note 37. Reconciliation of loss before income tax to net cash used in operating activities

	Consolidated
	30 June 2024	30 June 2023
	$	$
Loss before income tax expense for the year	(3,546,195)	(3,506,220)
Adjustments for:	—	—
Depreciation and amortisation	1,211,896	1,226,491
Gain on loan modification	—	(222,681)
Foreign exchange differences	—	(51,795)
Interest expense	599,494	403,107
	—	—
Change in operating and assets and liabilities:	—	—
(Increase) in other debtors – research & development refund	—	(38,522)
(Increase)/decrease in GST receivable	(31,441)	18,154
Increase/(decrease) in GST payable	(23,155)	23,155
(Increase) in accounts receivables	119,774	(303)
(Increase)/decrease in inventory	95,201	—
(Increase)/decrease in prepayments and other assets	40,893	94,958
Increase/(decrease) in deferred revenue	40,000	(34,406)
Increase in payroll liabilities	395,385	3,669
Increase in provision for employee leave	40,606	38,265
Increase in trade payables and accruals	(12,929)	275,693
Net cash used in operating activities	(1,070,471)	(1,770,435)
Reconciliation of cash	30 June 2024	30 June 2023
	$	$
Cash on hand	—	4,708
Cash at Bank – Gelteq	24,552	389,625
Cash at Bank – Nutrigel Unit Trust	—	4,891
Cash at Bank – Sport Supplements Pty Ltd	—	—
	24,552	399,224